Summary of Significant Accounting Policies - Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill	$ 0	$ 4,832	$ 0
Definite lived intangible asset impairments	$ 0	$ 0	$ 0
Trade names
Finite-Lived Intangible Assets [Line Items]
Preliminary estimated useful life	10 years	10 years
Employment agreements
Finite-Lived Intangible Assets [Line Items]
Preliminary estimated useful life		2 years		2 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Preliminary estimated useful life	15 years	15 years		15 years